Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000006368 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000006368 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006368 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006368 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006368 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006368 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000006368 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000006368 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000006368 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000006368 [Member] | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006368 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.75%
C000006368 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
C000006368 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000006368 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000006368 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000006368 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006368 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000006368 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006368 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006368 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000006370 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000006370 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006370 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006370 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006370 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006370 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000006370 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000006370 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000006370 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000006370 [Member] | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006370 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.75%
C000006370 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
C000006370 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000006370 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000006370 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000006370 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006370 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000006370 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006370 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006370 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000006371 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000006371 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006371 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006371 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006371 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006371 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000006371 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000006371 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000006371 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000006371 [Member] | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006371 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.75%
C000006371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
C000006371 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000006371 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000006371 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000006371 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006371 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000006371 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006371 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006371 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000006372 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000006372 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006372 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000006372 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006372 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000006372 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000006372 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000006372 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000006372 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000006372 [Member] | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000006372 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.75%
C000006372 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
C000006372 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000006372 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000006372 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000006372 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006372 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000006372 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006372 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006372 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000240402 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000240402 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240402 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240402 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000240402 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000240402 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000240402 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000240402 [Member] | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000240402 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000240402 [Member] | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000240402 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.75%
C000240402 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
C000240402 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
C000240402 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000240402 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000240402 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240402 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000240402 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000240402 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000240402 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%